Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities

Other financial liabilities comprise the following at December 31:

	2017			2016
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	10,971	88,420	99,391	85,768	1,592	87,360
Derivative financial instruments	38,040	—	38,040	699	—	699
Total	49,011	88,420	137,431	86,467	1,592	88,059

Schedule of interest rate swaps

The following interest rate swaps were outstanding at December 31:

	2017
	Nominal		Fixed	Reference	Fair
	Amount		Interest	Floating	Value
	US$'000	Maturity	Rate	Interest Rate	US$'000
Lease of hydroelectrical installations	143,916	2022	2.05	6-month Euribor	(4,392)
Total					(4,392)

Schedule of assets and liabilities measured at fair value

	December 31, 2017
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other non-current assets (Note 12):
Biological assets	27,279	—	—	27,279
Other non-current financial liabilities (Note 19):
Derivative financial instruments - cross currency swap	(33,648)	—	(33,648)	—
Derivative financial instruments - interest rate swaps	(4,392)	—	(4,392)	—

	December 31, 2016
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other non-current assets (Note 12):
Biological assets	17,365	—	—	17,365
Other non-current financial liabilities (Note 19):
Derivative financial instruments - interest rate swaps	(699)	—	(699)	—
Liabilities associated with assets held for sale (Note 29):
Derivative financial instruments - interest rate swaps	(6,630)	—	(6,630)	—